COMMITMENTS AND CONTINGENCIES (Details Narrative) - MEXICO [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Leased term	3 years
Monthly rental payment	$ 2,846
Leases rent	$ 1,680
Maturity of lease agreement	Dec. 16, 2019
QPAGOS Corporation - Parent Company [Member]
Monthly rental payment	$ 1,081